Quarterly Financial Data (Unaudited and Restated) - Statement Of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (7,274)		$ (17,920)	$ (12,825)	$ (44,826)	$ (26,903)	$ (19,541)	$ (81,376)	$ (28,354)	$ (99,574)	$ (55,548)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,454		1,373	2,883	2,820	4,740	4,843	4,231	6,275	5,409	4,880
Credit losses on accounts receivable	178		(171)	324	581	744	311	102	336	(301)	213
Non-cash operating lease expense	334							1,099
Reduction in the carrying amount of right-of-use assets			(269)		925
Foreign currency losses							359
Unrealized losses on marketable securities							(241)
Amortization of (discount) premium on marketable securities						(5,317)	(1,490)		(1,964)	0	0
Accretion of marketable securities						(5,317)	(1,490)		(1,964)	0	0
Operating lease right-of-use asset amortization				1,002		1,371	1,518		2,015	715	499
Stock-based compensation expense	3,943		3,802	8,153	8,961	15,150	12,497	11,721	16,823	15,383	15,975
Goodwill Impairment		$ 8,200						8,220
Impairment Expense								8,904
Other non-cash items								39
Deferred income taxes	270						242
Other operating activity				602		(389)	647		(150)	(340)	692
Loss on disposal of fixed assets					6		46
Impairment				54	207	0	130		1,361	25,801	0
Changes in assets and liabilities:
Accounts receivable	(3,741)		1,319	(5,750)	3,479	(6,402)	(5,615)	5,045	(6,695)	5,156	(6,853)
Inventory	530		(206)	(1,180)	1,515	(6,845)	(3,700)	6,146	(8,944)	7,243	(10,125)
Prepaid expenses and other current assets	(422)		(2,071)	(527)	961	(168)	(2,829)	(282)	(2,371)	(738)	(166)
Other non-current assets	(33)		1	(707)	2	(479)	(702)	(857)	(717)	(822)	(2)
Accounts payable	(1,271)		(5,306)	(631)	(3,220)	588	948	(7,010)	1,189	(5,287)	2,339
Accrued compensation and benefits, accrued expenses, and other current liabilities	(5,809)		(4,864)	(1,053)	(4,248)	(3,166)	1,229	(2,914)	4,410	(3,599)	606
Contract acquisition costs			(41)		30			331
Deferred revenue	2,041		2,956	1,666	6,228	(826)	894	3,108	635	2,599	1,462
Operating lease liabilities	179		(87)	(730)	(3,128)	(2,971)	(1,690)	(1,156)	(2,645)	(266)	(1,230)
Other non-current liabilities	(203)		(271)	(72)	(9)	11	(107)	128	(53)	10	(363)
Net cash used in operating activities	(9,824)		(21,755)	(8,791)	(29,716)	(30,862)	(12,657)	(44,521)	(18,849)	(48,611)	(47,621)
Cash flows from investing activities:
Purchases of marketable debt securities	(136)					(270,972)	(125,200)		(175,613)	0	0
Purchases of property and equipment			(1,335)	(947)	(6,342)	(2,956)	(1,878)	(10,019)	(3,841)	(11,614)	(13,675)
Proceeds from RADx grant on assets purchased			520		520			520	0	520	7,278
Net cash used in investing activities	(136)		(815)	(947)	(5,822)	(114,649)	(127,078)	(9,499)	(148,454)	(11,094)	(6,397)
Cash flows from financing activities:
Proceeds from stock options exercised	13		385		596			716
Proceeds from common stock issued under stock plans	551		594	777	594	2,999	2,632	881	2,889	2,311	8,815
Sale of common stock in underwritten public offering, net											269,718
Payments for employee taxes withheld on stock-based compensation awards	(13)			(87)		(2,584)	(142)		(198)	0	0
Payments on notes payable									0	0	(7,738)
Net cash provided by financing activities	551		979	690	1,190	415	2,490	1,597	2,691	2,311	270,795
Net decrease in cash, cash equivalents, and restricted cash	(9,409)		(21,591)	(9,048)	(34,348)	(145,096)	(137,245)	(52,423)	(164,612)	(57,394)	216,777
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	24		(558)	(163)	(776)	18	(229)	(507)	301	(538)	(92)
Cash, cash equivalents, and restricted cash at beginning of period	341,337	364,145	399,269	341,337	399,269	177,026	341,337	399,269	341,337	399,269	182,584
Cash, cash equivalents, and restricted cash at end of period	331,952	346,339	377,120	332,126	364,145	31,948	203,863	346,339	177,026	341,337	399,269
Supplemental disclosure of cash flow information:
Cash paid for taxes	246			502		703	719	263	808	684	0
Purchases of property and equipment in accounts payable and accruals	147							288	419	152	229
Shares received as consideration under product sales agreement (Note 4, 7)				1,000		0	775
Cash paid for interest									0	0	389
Right-of-use asset obtained in exchange for lease liabilities			18,156					22,239	0	22,494	0
Cash and cash equivalents	329,354	343,743	374,543	329,525	361,551	29,339	201,261	343,743	174,422	338,740
Restricted cash	2,598	2,596	2,577	2,601	2,594	2,609	2,602	2,596	2,604	2,597
Shares received as consideration under product sales agreement (Note 4, 7)									775	0	0
As Previously Reported
Cash flows from operating activities:
Net loss	(6,103)		(18,153)	(12,167)	(43,055)		(19,925)	(78,119)	(32,334)	(96,700)	(57,688)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,439		1,358	2,845	2,790		4,788	4,186	6,364	5,349	4,851
Credit losses on accounts receivable	178		(171)	324	581		311	102	336	(301)	213
Non-cash operating lease expense	334							1,099
Reduction in the carrying amount of right-of-use assets			348		925
Foreign currency losses							359
Unrealized losses on marketable securities							(241)
Amortization of (discount) premium on marketable securities							(1,490)		(1,964)
Accretion of marketable securities							(1,490)		(1,964)
Operating lease right-of-use asset amortization				1,002			1,518		2,015	715	499
Stock-based compensation expense	3,902		3,827	8,095	9,013		12,438	11,779	16,764	15,442	15,975
Goodwill Impairment								8,220
Impairment Expense								8,695
Other non-cash items								39
Deferred income taxes	270						242
Other operating activity				548			647		150	(439)	692
Loss on disposal of fixed assets					6		46
Impairment				0	0		0		1,570	25,592
Changes in assets and liabilities:
Accounts receivable	(3,741)		1,319	(5,750)	3,479		(5,615)	5,045	(6,695)	5,156	(6,853)
Inventory	(89)		(484)	(1,181)	180		(2,966)	3,919	(5,364)	5,386	(8,090)
Prepaid expenses and other current assets	(422)		(2,070)	(527)	930		(2,829)	(262)	(2,371)	(568)	(393)
Other non-current assets	(33)		1	(965)	2		(716)	(859)	(775)	(909)	(2)
Accounts payable	(1,271)		(5,306)	(631)	(3,220)		948	(7,085)	1,189	(5,362)	2,414
Accrued compensation and benefits, accrued expenses, and other current liabilities	(5,983)		(4,921)	(1,326)	(4,387)		876	(3,021)	4,276	(3,976)	606
Contract acquisition costs			(41)		30
Deferred revenue	2,041		2,956	1,666	6,228		894	3,108	635	2,599	1,462
Operating lease liabilities	179		(87)	(730)	(3,128)		(1,690)	(1,156)	(2,645)	(266)	(1,230)
Other non-current liabilities	(203)		(271)	(72)	(9)		(107)	128	(53)	10	(363)
Net cash used in operating activities	(9,502)		(21,695)	(8,869)	(29,635)		(12,918)	(44,182)	(18,902)	(48,272)	(47,907)
Cash flows from investing activities:
Purchases of marketable debt securities	(136)						(125,200)		(175,613)		0
Purchases of property and equipment			(1,394)	(784)	(6,454)		(1,572)	(10,131)	(3,788)	(11,726)	(13,616)
Proceeds from RADx grant on assets purchased			520		520			520		520	7,278
Net cash used in investing activities	(136)		(874)	(784)	(5,934)		(126,772)	(9,611)	(148,401)	(11,206)	(6,338)
Cash flows from financing activities:
Proceeds from stock options exercised	13		385		596			716
Proceeds from common stock issued under stock plans	551		594	777	594		2,632	881	2,889	2,311	8,815
Sale of common stock in underwritten public offering, net											269,718
Payments for employee taxes withheld on stock-based compensation awards	(13)			(87)			(142)		(198)
Payments on notes payable											(7,738)
Net cash provided by financing activities	551		979	690	1,190		2,490	1,597	2,691	2,311	270,795
Net decrease in cash, cash equivalents, and restricted cash	(9,087)		(21,590)	(8,963)	(34,379)		(137,200)	(52,196)	(164,612)	(57,167)	216,550
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	24		(558)	(163)	(776)		(229)	(507)	301	(538)	(92)
Cash, cash equivalents, and restricted cash at beginning of period	341,337	363,887	399,042	341,337	399,042	177,026	341,337	399,042	341,337	399,042	182,584
Cash, cash equivalents, and restricted cash at end of period	332,274	346,339	376,894	332,211	363,887		203,908	346,339	177,026	341,337	399,042
Supplemental disclosure of cash flow information:
Cash paid for taxes	246			502			719	263	808	684
Purchases of property and equipment in accounts payable and accruals	147							198	419	152	229
Shares received as consideration under product sales agreement (Note 4, 7)				1,000			775
Cash paid for interest											389
Right-of-use asset obtained in exchange for lease liabilities			18,156					22,239		22,494
Cash and cash equivalents	329,354	343,743	374,317	329,525	361,293		201,261	343,743	174,422	338,740
Restricted cash	2,920	2,596	2,577	2,686	2,594		2,647	2,596	2,604	2,597
Shares received as consideration under product sales agreement (Note 4, 7)									775
Adjustments
Cash flows from operating activities:
Net loss	(1,171)		233	(658)	(1,771)		384	(3,257)	3,980	(2,874)	2,140
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	15		15	38	30		55	45	(89)	60	29
Credit losses on accounts receivable	0		0	0	0		0		0	0	0
Non-cash operating lease expense	0
Reduction in the carrying amount of right-of-use assets			(617)		0
Foreign currency losses							0
Unrealized losses on marketable securities							0
Amortization of (discount) premium on marketable securities							0		0
Accretion of marketable securities							0		0
Operating lease right-of-use asset amortization				0			0		0	0	0
Stock-based compensation expense	41		(25)	58	(52)		59	(58)	59	(59)	0
Impairment Expense								209
Deferred income taxes	0						0
Other operating activity				54			0		(300)	99	0
Loss on disposal of fixed assets					0		0
Impairment				54	207		130		(209)	209
Changes in assets and liabilities:
Accounts receivable	0		0	0	0		0		0	0	0
Inventory	619		278	1	1,335		(734)	2,227	(3,580)	1,857	(2,035)
Prepaid expenses and other current assets	0		(1)	0	31		0	(20)	0	(170)	227
Other non-current assets	0		0	258	0		14	2	58	87	0
Accounts payable	0		0	0	0		0	75	0	75	(75)
Accrued compensation and benefits, accrued expenses, and other current liabilities	174		57	273	139		353	107	134	377	0
Contract acquisition costs			0		0			331
Deferred revenue	0		0	0	0		0		0	0	0
Operating lease liabilities	0		0	0	0		0		0	0	0
Other non-current liabilities	0		0	0	0		0		0	0	0
Net cash used in operating activities	(322)		(60)	78	(81)		261	(339)	53	(339)	286
Cash flows from investing activities:
Purchases of marketable debt securities	0						0		0		0
Purchases of property and equipment			59	(163)	112		(306)	112	(53)	112	(59)
Proceeds from RADx grant on assets purchased			0		0					0	0
Net cash used in investing activities	0		59	(163)	112		(306)	112	(53)	112	(59)
Cash flows from financing activities:
Proceeds from stock options exercised	0		0		0
Proceeds from common stock issued under stock plans	0		0	0	0		0		0	0	0
Sale of common stock in underwritten public offering, net											0
Payments for employee taxes withheld on stock-based compensation awards	0			0			0		0
Payments on notes payable											0
Net cash provided by financing activities	0		0	0	0		0		0	0	0
Net decrease in cash, cash equivalents, and restricted cash	(322)		(1)	(85)	31		(45)	(227)	0	(227)	227
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	0		0	0	0		0		0	0	0
Cash, cash equivalents, and restricted cash at beginning of period	0	258	227	0	227	$ 0	0	227	0	227	0
Cash, cash equivalents, and restricted cash at end of period	(322)		226	(85)	258		(45)		0	0	227
Supplemental disclosure of cash flow information:
Cash paid for taxes	0			0			0		0	0
Purchases of property and equipment in accounts payable and accruals	0							90	0	0	0
Shares received as consideration under product sales agreement (Note 4, 7)				0			0
Cash paid for interest											0
Right-of-use asset obtained in exchange for lease liabilities			0							0
Cash and cash equivalents	0	0	226	0	258		0	0	0	0
Restricted cash	$ (322)	$ 0	$ 0	$ (85)	$ 0		$ (45)	$ 0	0	0
Shares received as consideration under product sales agreement (Note 4, 7)									0
Underwritten public offering
Cash flows from financing activities:
Sale of common stock in underwritten public offering, net									$ 0	$ 0	$ 269,718